UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   May 4, 2007

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  146447

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Tower                 COM              029912201     5435   139545 SH       SOLE                   139545
Amphenol                       COM              032095101     2652    41070 SH       SOLE                    41070
Anheuser Busch                 COM              035229103     3125    61935 SH       SOLE                    61935
Automatic Data Processing      COM              053015103     5121   105805 SH       SOLE                   105805
Berkshire Hathaway B           COM              084670207     6213     1707 SH       SOLE                     1707
Cisco Systems                  COM              17275R102     5533   216710 SH       SOLE                   216710
Citigroup                      COM              172967101     3100    60383 SH       SOLE                    60383
Colgate Palmolive              COM              194162103     5383    80600 SH       SOLE                    80600
ConocoPhillips                 COM              20825C104     4468    65370 SH       SOLE                    65370
Coventry Healthcare            COM              222862104     4810    85819 SH       SOLE                    85819
Danaher                        COM              235851102     4857    67982 SH       SOLE                    67982
Diageo                         COM              25243Q205     5581    68940 SH       SOLE                    68940
Digene                         COM              253752109      671    15830 SH       SOLE                    15830
EOG Resources                  COM              26875P101     4659    65308 SH       SOLE                    65308
Estee Lauder                   COM              518439104     5016   102690 SH       SOLE                   102690
Exxon Mobil                    COM              30231G102      395     5240 SH       SOLE                     5240
Idenix Pharmaceuticals         COM              45166R204     2006   274823 SH       SOLE                   274823
J P Morgan Chase & Co.         COM              46625H100     3116    64413 SH       SOLE                    64413
Johnson & Johnson              COM              478160104     4801    79678 SH       SOLE                    79678
Marsh & Mclennan               COM              571748102     3199   109205 SH       SOLE                   109205
MedImmune                      COM              584699102     5037   138420 SH       SOLE                   138420
Medtronic                      COM              585055106     3474    70815 SH       SOLE                    70815
Metlife                        COM              59156R108     3861    61135 SH       SOLE                    61135
Microsoft                      COM              594918104     4431   158980 SH       SOLE                   158980
PepsiCo                        COM              713448108     5191    81667 SH       SOLE                    81667
Pool Corp                      COM              73278L105     2968    82895 SH       SOLE                    82895
Progressive                    COM              743315103     4048   185528 SH       SOLE                   185528
Sanofi-Aventis                 COM              80105N105     5235   120325 SH       SOLE                   120325
Simpson Manufacturing          COM              829073105     2385    77340 SH       SOLE                    77340
Standard&Poors                 COM              78462F103      626     4407 SH       SOLE                     4407
Suncor Energy                  COM              867229106     4668    61139 SH       SOLE                    61139
Texas Instruments              COM              882508104     4662   154899 SH       SOLE                   154899
United Parcel Service          COM              911312106     4957    70720 SH       SOLE                    70720
United Technologies            COM              913017109     6123    94196 SH       SOLE                    94196
VeriSign                       COM              92343E102     3935   156650 SH       SOLE                   156650
Wells Fargo                    COM              949746101     4702   136554 SH       SOLE                   136554